FINANCIAL (EXPENSES) INCOME, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Nonoperating Income and Expense [Text Block]
NOTE 10 - FINANCIAL (EXPENSES) INCOME, NET

					Period from February 5, 2007
	For the three months ended				(date of inception)
	March 31,				to March 31,
	2014		2013		2014
Financial income	$	*	$	*	$6
Financial (expenses) and bank fees		(1)		*	(15)
Exchange rate differences gain (loss)		(4)		(6)	(77)
		$(5)		$(6)	$(86)

*- Less than one.

NOTE 10:-	FINANCIAL (EXPENSES) INCOME, NET

			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Financial income	$-	$-	$6
Financial (expenses)	(4)	(2)	(14)
Exchange rate differences income (loss)	(33)	16	(73)
	$(37)	$14	$(81)